Deferred charges - Deferred Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Beginning Balance, Dry-docking	$ 12,247	$ 12,694
Cost incurred, Dry-docking	11,318	3,500
Amortization expensed, Dry-docking	(5,059)	(3,947)
Refinancing expenses and costs, Dry-docking	0	0
Amortization capitalized, Dry-docking	0	0
Ending Balance, Dry-docking	18,506	12,247	12,694
Beginning Balance, Financing fees	41,724	31,122
Cost incurred, Financing fees	19,445	25,131
Amortization expensed, Financing fees	(10,342)	(9,477)	(8,574)
Refinancing expenses and costs, Financing fees	(3,279)	(4,038)
Amortization capitalized, Financing fees	(1,399)	(1,014)
Ending Balance, Financing fees	46,149	41,724	31,122
Beginning Balance, Total	53,971	43,816
Cost incurred, Total	30,763	28,631
Amortization expensed, Total	(15,401)	(13,424)
Refinancing expenses and costs, Total	(3,279)	(4,038)
Amortization capitalized, Total	(1,399)	(1,014)
Ending Balance, Total	$ 64,655	$ 53,971	$ 43,816